Business Combinations - Pro Forma Results (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Business Combination and Asset Acquisition [Abstract]
Revenues | $	$ 148,945
Net income (loss) | $	$ (345,340)
Basic earnings per share (in dollars per share) | $ / shares	$ (32.27)
Diluted earnings per share (in dollars per share) | $ / shares	$ (32.27)